RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 09, 2021	Feb. 04, 2021	Dec. 15, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
Repayment of promissory note—related party						$ 94,890
Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party		$ 10,000		$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans converted into warrants				$ 2,000,000	$ 2,000,000	$ 2,000,000
Exercise price of warrants (in dollars per share)				$ 1.00	$ 1.00	$ 1.00
Administrative Support Agreement
Related Party Transaction [Line Items]
Transaction amount					$ (30,000)	$ (80,000)
Due to related parties					10,000	10,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Principal amount			$ 300,000		$ 300,000	$ 300,000
Interest rate			0.00%		0.00%	0.00%
Repayment of promissory note—related party	$ 94,890		$ 5,000